Segment and corporate information- Segment Activities (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from contracts with external customers	€ 4,255,942,000	€ 4,135,972,000	€ 8,294,326,000	€ 8,040,607,000
other revenue	89,090,000	77,733,000	183,263,000	148,727,000
Revenue external customers	4,345,032,000	4,213,705,000	8,477,589,000	8,189,334,000
Inter - segment revenue	0		0	0
Revenue	4,345,032,000	4,213,705,000	8,477,589,000	8,189,334,000
Segment operating income	521,257,000	1,401,099,000	1,057,807,000	1,897,975,000
Interest	(114,355,000)	84,708,000	(222,203,000)	167,641,000
Income before income taxes	406,902,000	1,316,391,000	835,604,000	1,730,334,000
Depreciation and amortization	387,001,000	180,242,000	387,001,000	355,236,000
Income (loss) from equity method investees	22,481,000	16,523,000	42,514,000	34,427,000
Total assets	31,956,001,000	25,044,928,000	31,956,001,000	25,044,928,000	€ 26,242,268,000
thereof investments in equity method investees	654,122,000	613,670,000	654,122,000	613,670,000	€ 649,780,000
Additions of property, plant and equipment and intangible assets	467,207,000	282,810,000	804,484,000	513,980,000
North America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	3,000,624,000	2,919,567,000	5,826,836,000	5,639,194,000
other revenue	60,470,000	51,733,000	121,034,000	106,568,000
Revenue external customers	3,061,094,000	2,971,300,000	5,947,870,000	5,745,762,000
Inter - segment revenue	399,000	830,000	975,000	1,230,000
Revenue	3,061,493,000	2,972,130,000	5,948,845,000	5,746,992,000
Segment operating income	428,880,000	1,285,973,000	801,274,000	1,648,181,000
Depreciation and amortization	249,451,000	94,992,000	478,186,000	185,647,000
Income (loss) from equity method investees	24,467,000	18,860,000	45,829,000	37,661,000
Total assets	21,436,560,000	16,542,759,000	21,436,560,000	16,542,759,000
thereof investments in equity method investees	357,756,000	313,190,000	357,756,000	313,190,000
Additions of property, plant and equipment and intangible assets	302,901,000	172,838,000		314,659,000
EMEA Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	639,324,000	643,992,000	1,275,124,000	1,275,216,000
other revenue	8,856,000	8,320,000	25,669,000	12,904,000
Revenue external customers	648,180,000	652,312,000	1,300,793,000	1,288,120,000
Inter - segment revenue	(1,000)	0	0	303,000
Revenue	648,179,000	652,312,000	1,300,793,000	1,288,423,000
Segment operating income	96,389,000	104,923,000	234,165,000	213,857,000
Depreciation and amortization	47,372,000	28,417,000	94,345,000	57,278,000
Income (loss) from equity method investees	(3,204,000)	(3,381,000)	(4,521,000)	(4,715,000)
Total assets	4,240,496,000	3,677,443,000	4,240,496,000	3,677,443,000
thereof investments in equity method investees	174,557,000	178,568,000	174,557,000	178,568,000
Additions of property, plant and equipment and intangible assets	38,030,000	35,571,000		65,976,000
Asia-Pacific Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	439,091,000	405,391,000	850,694,000	786,192,000
other revenue	18,907,000	16,828,000	34,878,000	27,489,000
Revenue external customers	457,998,000	422,219,000	885,572,000	813,681,000
Inter - segment revenue	222,000	131,000	456,000	318,000
Revenue	458,220,000	422,350,000	886,028,000	813,999,000
Segment operating income	69,357,000	77,851,000	164,059,000	152,071,000
Depreciation and amortization	22,829,000	10,987,000	45,430,000	22,146,000
Income (loss) from equity method investees	856,000	759,000	562,000	1,094,000
Total assets	2,688,054,000	2,189,363,000	2,688,054,000	2,189,363,000
thereof investments in equity method investees	97,487,000	97,718,000	97,487,000	97,718,000
Additions of property, plant and equipment and intangible assets	32,175,000	13,382,000		23,416,000
Latin America Segment
Disclosure of operating segments [line items]
Revenue from contracts with external customers	171,511,000	162,914,000	332,112,000	332,254,000
other revenue	857,000	852,000	1,682,000	1,766,000
Revenue external customers	172,368,000	163,766,000	333,794,000	334,020,000
Inter - segment revenue	17,000	12,000	82,000	51,000
Revenue	172,385,000	163,778,000	333,876,000	334,071,000
Segment operating income	5,887,000	11,169,000	17,282,000	25,283,000
Depreciation and amortization	7,668,000	5,849,000	16,031,000	10,429,000
Income (loss) from equity method investees	362,000	285,000	644,000	387,000
Total assets	870,927,000	684,928,000	870,927,000	684,928,000
thereof investments in equity method investees	24,322,000	24,194,000	24,322,000	24,194,000
Additions of property, plant and equipment and intangible assets	14,023,000	7,632,000		11,428,000
Operating Segments
Disclosure of operating segments [line items]
Revenue from contracts with external customers	4,250,550,000	4,131,864,000	8,284,766,000	8,032,856,000
other revenue	89,090,000	77,733,000	183,263,000	148,727,000
Revenue external customers	4,339,640,000	4,209,597,000	8,468,029,000	8,181,583,000
Inter - segment revenue	637,000	973,000	1,513,000	1,902,000
Revenue	4,340,277,000	4,210,570,000	8,469,542,000	8,183,485,000
Segment operating income	600,513,000	1,479,916,000	1,216,780,000	2,039,392,000
Depreciation and amortization	327,320,000	140,245,000	633,992,000	275,500,000
Income (loss) from equity method investees	22,481,000	16,523,000	42,514,000	34,427,000
Total assets	29,236,037,000	23,094,493,000	29,236,037,000	23,094,493,000
thereof investments in equity method investees	654,122,000	613,670,000	654,122,000	613,670,000
Additions of property, plant and equipment and intangible assets	387,129,000	229,423,000		415,479,000
Corporate
Disclosure of operating segments [line items]
Revenue from contracts with external customers	5,392,000	4,108,000	9,560,000	7,751,000
other revenue	0	0	0	0
Revenue external customers	5,392,000	4,108,000	9,560,000	7,751,000
Inter - segment revenue	(637,000)	(973,000)	(1,513,000)	(1,902,000)
Revenue	4,755,000	3,135,000	8,047,000	5,849,000
Segment operating income	(79,256,000)	(78,817,000)	(158,973,000)	(141,417,000)
Depreciation and amortization	59,681,000	39,997,000	115,385,000	79,736,000
Income (loss) from equity method investees	0	0	0	0
Total assets	2,719,964,000	1,950,435,000	2,719,964,000	1,950,435,000
thereof investments in equity method investees	0	0	€ 0	0
Additions of property, plant and equipment and intangible assets	€ 80,078,000	€ 53,387,000		€ 98,501,000